PERKINS DISCOVERY FUND

Schedule of Investments

June 30, 2025 (unaudited)

92.23% COMMON STOCKS

17.74% BIOTECHNOLOGY

Elutia, Inc.(A)

MDxHealth SA(A)

Veracyte, Inc.(A)

Vericel Corp.(A)

9.96% CONSUMER DISCRETIONARY

Magnite, Inc.(A)

Perion Network Ltd.(A)

1.43% FINANCIALS

FlexShopper, Inc.(A)

9.17% HEALTH CARE DRUGS/SERVICES

ANI Pharmaceuticals, Inc.(A)

NeoGenomics, Inc.(A)

3.92% HEALTH CARE MANUFACTURING

AtriCure, Inc.(A)

14.22% HEALTH CARE SUPPLIES

Axogen, Inc.(A)

BioLife Solutions, Inc.(A)

Exagen, Inc.(A)

TELA Bio, Inc.(A)

9.00% HEALTH CARE SUPPORT

Natera, Inc.(A)

Rockwell Medical, Inc.(A)

Shares	Value
42,500	$84,150
32,500	71,825
16,500	445,995
12,000	510,600
1,112,570
20,000	482,400
14,000	142,100
624,500
75,000	90,000
6,350	414,338
22,000	160,820
575,158
7,500	245,775
32,500	352,625
12,500	269,250
16,500	115,170
80,000	155,200
892,245
3,250	549,055
18,181	15,417
564,472

PERKINS DISCOVERY FUND

Schedule of Investments

June 30, 2025 (unaudited)

5.20% HEALTH CARE TECHNOLOGY

Butterfly Network, Inc.(A)

OptimizeRX Corp.(A)

Tactile Systems Technology, Inc.(A)

9.32% INFORMATION TECHNOLOGY

Airgain, Inc.(A)

Digi International, Inc.(A)

Inuvo, Inc.(A)

12.27% SOFTWARE SERVICES

Asure Software, Inc.(A)

Backblaze, Inc.(A)

ePlus, Inc.(A)

92.23% TOTAL COMMON STOCKS

6.24% MONEY MARKET FUND

Fidelity Government Portfolio(A) 4.230%(B)

98.47% TOTAL INVESTMENTS

1.55% Other assets, net of liabilities

100.00% NET ASSETS

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2025

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted

Shares	Value
35,500	$71,000
14,000	189,000
6,500	65,910
325,910
14,500	60,175
9,000	313,740
45,750	210,450
584,365
25,000	244,000
30,000	165,000
5,000	360,500
769,500
5,784,495
391,166	391,166
6,175,661
96,997
$6,272,658

prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of June 30, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$5,784,495.00	$-	$-	$5,784,495.00
MONEY MARKET FUND	$391,166.00	$-	$-	$391,166.00
TOTAL INVESTMENTS	$6,175,661.00	$-	$-	$6,175,661.00
The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,856,270, and the related net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$3,272,454
		Gross unrealized depreciation		(953,063)
		Net unrealized appreciation		$2,319,391